Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,977,000.00
Total Fee Amount	9,111.43
Total Offset Amount	0.00
Net Fee	$ 9,111.43
Offering Table N/A
Offset Table N/A	N/A